Life insurance assets and life insurance liabilities - Liabilities (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of movements in policy liabilities
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	$ 9,019	$ 12,361
Movements in policy liabilities reflected in the income statement	698	582
Contract contributions recognised in policy liabilities	738	790
Contract withdrawals recognised in policy liabilities	(1,115)	(1,214)
Contract fees, expenses and tax recoveries	(104)	(100)
Change in external unit holders of managed investment schemes	(1,639)	(3,400)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	7,597	9,019
Parent Entity
Reconciliation of movements in policy liabilities
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	0
Liabilities under insurance contracts and reinsurance contracts issued at end of period	0	0
Life Investment Contracts
Reconciliation of movements in policy liabilities
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	9,854	13,234
Movements in policy liabilities reflected in the income statement	704	544
Contract contributions recognised in policy liabilities	738	790
Contract withdrawals recognised in policy liabilities	(1,115)	(1,214)
Contract fees, expenses and tax recoveries	(104)	(100)
Change in external unit holders of managed investment schemes	(1,639)	(3,400)
Liabilities under insurance contracts and reinsurance contracts issued at end of period	8,438	9,854
Life insurance
Reconciliation of movements in policy liabilities
Liabilities under insurance contracts and reinsurance contracts issued at beginning of period	(835)	(873)
Movements in policy liabilities reflected in the income statement	(6)	38
Liabilities under insurance contracts and reinsurance contracts issued at end of period	$ (841)	$ (835)